Note 5 - Income Taxes - Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Net operating loss carryforward	$ 7,244	$ 8,317
Intangible asset	329	428
Deferral of tax deduction of R&D expense	1,239	409
Share based compensation	1,427
Less: valuation allowance	(10,239)	(9,154)
Net deferred tax assets